Consolidated statements of comprehensive income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Consolidated statements of comprehensive income [Abstract]
Net income for the period	[1]	€ 3,323	[2],[3]	€ 1,195	[3],[4]	€ 1,173	[4]
Pensions and other-post employment plans: Remeasurement		134		51		30
Pensions and other-post employment plans: Income tax effect on remeasurements		21		12		(3)
Financial assets fair value through OCI: Net current-period change, before tax		(39)		0		82
Financial assets fair value through OCI: Income tax effect on net current-period change		1
Total of items that will not be reclassified to Income Statement		74		39		114
Currency translation differences: Net current period change, before tax		1,078		(1,040)		218
Currency translation differences: Income tax effect on net current-period change		5		(1)		0
Currency translation differences: Reclassification adjustment for (gain) loss realized		(36)				4
Currency translation differences: Reclassification adjustment for (gain) loss realized, in discontinued operations		(69)				(16)
Cash flow hedges: Net current-period change, before tax		(52)		69		(53)
Cash flow hedges: Income tax effect on net current-period change		(18)		17		(6)
Cash flow hedges: Reclassification adjustment for (gain) loss realized		14		6		(33)
Total of items that are or may be reclassified to Income Statement		1,129		(992)		225
Other comprehensive income for the period		1,203		(953)		340
Total comprehensive income for the period		4,527		242		1,512
Total comprehensive income attributable to: Shareholders of Koninklijke Philips N.V		4,520		235		1,507
Total comprehensive income attributable to: Non-controlling interests		€ 7		€ 6		€ 5

[1]	For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items in the accompanying notes of the consolidated financial statements.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[3]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[4]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.